Pension and Post-Retirement and Post-Employment Benefits - Schedule of Estimated Future Benefit Payments (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2014	310
2015	319
2016	327
2017	335
2018	343
2019 through to 2023	1,698
Total estimated future benefit payments through to 2023	3,332
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2014	54
2015	57
2016	59
2017	62
2018	65
2019 through to 2023	370
Total estimated future benefit payments through to 2023	667